Financial commitments and contingent liabilities	12 Months Ended
Dec. 31, 2023
Financial commitments and contingent liabilities
Financial commitments and contingent liabilities

21. Financial commitments and contingent liabilities

The table below sets forth the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments at the date indicated.

	December 31, 2023
($ in thousands)	Leases	Debt payable	Debt interest payable	Other liabilities	Long-term incentive compensation payable	Financial liabilities relating to third-party interests in capital provision assets
2024	2,482	-	109,340	67,956	-	-
2025	2,732	180,000	108,929	4,781	-	-
2026	2,748	223,073	97,904	4,146	-	-
2027	2,755	-	86,750	1,449	-	-
2028	2,763	400,000	74,250	1,344	-	-
Thereafter	6,951	760,000	148,125	1,977	-	-
No contractual maturity date	-	-	-	23,044	162,318	704,196
Total undiscounted cash flows	20,431	1,563,073	625,298	104,697	162,318	704,196
Lease present value adjustment	(4,578)
Lease liabilities	15,853

Commitments to financing arrangements

As a normal part of its business, the Group routinely enters into financing agreements that may require the Group to provide continuing financing over time, whereas other financing agreements provide for immediate financing of the total commitment. The terms of the former type of financing agreements vary widely—e.g., in cases of discretionary commitments, the Group is not contractually obligated to advance capital and generally would not suffer adverse financial consequences from not doing so and, therefore, has broad discretion as to each incremental financing of a continuing capital provision asset, while in cases of definitive commitments, the Group is contractually obligated to advance incremental capital and failure to do so would typically result in adverse contractual consequences (such as a dilution in the Group’s returns or the loss of the Group’s deployed capital in a case).

The Group’s commitments are capped at a fixed amount in its financing agreements. In addition, at December 31, 2023 and 2022, the Group had exposure to assets where the Group provided some form of legal risk arrangement pursuant to which the Group does not generally expect to deploy the full committed capital unless there is a failure of the claim, such as providing an indemnity for adverse legal costs. The table below sets forth the components of undrawn commitments at the dates indicated (assuming the GBP/USD exchange rate of 1.2747 and 1.2039 at December 31, 2023 and 2022, respectively).

	December 31,
($ in thousands)	2023	2022
Definitive	768,311	767,786
Discretionary	977,733	822,348
Total legal finance undrawn commitments	1,746,044	1,590,134
Legal risk (definitive)	55,583	81,193
Total capital provision-direct undrawn commitments	1,801,627	1,671,327
Capital provision-indirect undrawn commitments	71,662	49,400
Total capital provision undrawn commitments	1,873,289	1,720,727

Leases

Leases consist primarily of the Group’s leased office space in (i) New York, New York, United States, (ii) Chicago, Illinois, United States, (iii) Washington, DC, United States, (iv) London, United Kingdom, (v) Dubai, United Arab Emirates, (vi) Singapore, Singapore, (vii) Hong Kong, China and (viii) Sydney, Australia, which the Group has determined to be operating leases under US GAAP.

The table below sets forth the components of lease costs for the periods indicated.

	Years ended December 31,
($ in thousands)	2023	2022	2021
Operating lease cost	2,729	2,280	2,273
Cash paid for amounts included in the measurement of operating lease liabilities	2,175	2,384	2,456

The table below sets forth right-of-use assets, lease liabilities, weighted average remaining lease term and weighted average discount rate for the operating leases at the dates indicated.

	December 31,
	2023	2022
Right-of-use assets	13,851	12,716
Operating lease liabilities	15,853	14,174
Weighted average remaining lease term (years)	7.8	8.0
Weighted average discount rate	6.7%	6.7%

Litigation

Given the nature of the Group’s business, the Group may from time to time receive claims against it or be subject to inbound litigation. Having considered the legal merits of any relevant claims or progressed litigation and having received relevant legal advice (including any legal advice from external advisers), the Group considers there to be no material contingent liability in respect of any such litigation requiring disclosure in the consolidated financial statements.